Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Schedule of Investments [Line Items]
Equity securities		¥ 41,018	¥ 35,696
Equity securities	[1]	626,910	597,601
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		24,960	26,945
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		¥ 132,313	¥ 161,244

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥161,244 million and ¥132,313 million as of March 31, 2024 and 2025, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥26,945 million and ¥24,960 million as of March 31, 2024 and 2025, respectively.